UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2018 – JUNE 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

June 30, 2018

AMG Managers Loomis Sayles Bond Fund
Class N: MGFIX	Class I: MGBIX

AMG Managers Global Income Opportunity Fund
Class N: MGGBX

AMG Managers Special Equity Fund
Class N: MGSEX	Class I: MSEIX

amgfunds.com	063018	SAR078

AMG Funds
Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Loomis Sayles Bond Fund	5

AMG Managers Global Income Opportunity Fund	13

AMG Managers Special Equity Fund	19

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25

Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	27

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28

Detail of changes in assets for the past two fiscal periods

Financial Highlights	29

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	34

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	41

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Managers Loomis Sayles Bond Fund
Based on Actual Fund Return
Class N	0.99%	$1,000	$981	$4.86
Class I	0.89%	$1,000	$982	$4.37
Based on Hypothetical 5% Annual Return
Class N	0.99%	$1,000	$1,020	$4.96
Class I	0.89%	$1,000	$1,020	$4.46
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return
Class N	0.89%	$1,000	$967	$4.34
Based on Hypothetical 5% Annual Return
Class N	0.89%	$1,000	$1,020	$4.46

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Managers Special Equity Fund
Based on Actual Fund Return
Class N	1.36%	$1,000	$1,140	$7.22
Class I	1.11%	$1,000	$1,141	$5.89
Based on Hypothetical 5% Annual Return
Class N	1.36%	$1,000	$1,018	$6.80
Class I	1.11%	$1,000	$1,019	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended June 30, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Loomis Sayles Bond Fund[2,3,4,5,6,7,9]
Class N	(1.88%)	0.11%	3.17%	5.28%	8.02%	06/01/84
Class I	(1.83%)	0.21%	3.27%	—	2.53%	04/01/13
Bloomberg Barclays
U.S. Government/ Credit
Bond Index[13,16]	(1.90%)	(0.63%)	2.29%	3.78%	7.18%	06/01/84	†
AMG Managers Global Income Opportunity Fund[2,3,5,6,7,8,9]
Class N	(3.33%)	(0.39%)	1.73%	3.57%	4.77%	03/25/94
Bloomberg Barclays Global
Aggregate Bond Index[14,16]	(1.46%)	1.36%	1.50%	2.58%	4.90%	03/31/94
AMG Managers Special Equity Fund[2,7,10,11,12]
Class N	13.99%	26.61%	13.87%	11.30%	11.72%	06/01/84
Class I	14.13%	26.92%	14.07%	11.54%	9.15%	05/03/04
Russell 2000® Growth
Index[15,16]	9.70%	21.86%	13.65%	11.24%	9.81%	05/03/04	††

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund.
††	Date reflects the inception date of Class I.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]

The Fund may invest in derivatives such as foreign currency exchange contracts, options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[6]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[7]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]	A short-term redemption fee of 1% will be charged on shares held for less than 60 days.
[9]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[10]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[11]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[12]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth Stock may underperform value stocks during given periods.

[13]	The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year.
[14]

The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities.

[15]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
[16]	Unlike the Funds, the Indexes are unmanaged, are not available for investment and do not incur expenses.

Fund Performance
Periods ended June 30, 2018 (continued)

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Loomis Sayles Bond Fund
Fund Snapshots (unaudited)
June 30, 2018

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	60.2
Foreign Government Obligations	5.4
Asset-Backed Securities	3.6
U.S. Government and Agency Obligations	2.5
Municipal Bonds	0.8
Preferred Stocks	0.6
Common Stocks	0.1
Mortgage-Backed Securities	0.0	[1]
Short-Term Investments[2]	27.2
Other Assets Less Liabilities[3]	(0.4)

[1]	Less than 0.005%.
[2]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[3]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	27.5
Aaa	2.0
Aa	2.2
A	19.5
Baa	41.1
Ba	4.0
B	3.4
N/R	0.3

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Ford Motor Credit Co. LLC, 4.389%, 01/08/26	3.5
U.S. Treasury Notes, 0.750%, 09/30/18	2.4
Bank of America Corp., 6.110%, 01/29/37	2.3
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24 (Mexico)	2.2
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (Cayman Islands)	1.9
AT&T, Inc., 4.125%, 02/17/26	1.8
ONEOK Partners, L.P., 4.900%, 03/15/25	1.5
Banco Santander, S.A., 5.179%, 11/19/25 (Spain)	1.5
Verizon Communications, Inc., 3.500%, 11/01/24	1.4
Bank of America Corp., 3.419%, 12/20/28	1.3

Top Ten as a Group	19.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Principal Amount†		Value
Corporate Bonds and Notes - 60.2%
Financials - 22.7%
Ally Financial, Inc.
4.125%, 02/13/22	$7,915,000		$7,774,113
8.000%, 11/01/31	1,267,000		1,507,730
Alta Wind Holdings LLC 7.000%, 06/30/35[1]	5,688,255		6,119,622
American International Group, Inc. 4.875%, 06/01/22	560,000		586,503
Banco Santander, S.A. (Spain) 5.179%, 11/19/25	27,800,000		27,941,502
Bank of America Corp.
(3-Month LIBOR + 1.040%), 3.419%, 12/20/28[2]	27,155,000		25,571,166
6.110%, 01/29/37[3]	38,050,000		43,707,874
EMTN, 4.625%, 09/14/18	1,750,000	EUR	2,062,209
MTN, 4.250%, 10/22/26	2,610,000		2,579,104
Canadian Imperial Bank of Commerce (Canada) 1.600%, 09/06/19	2,120,000		2,088,809
Citigroup, Inc. 5.130%, 11/12/19	5,835,000	NZD	4,070,288
Cooperatieve Centrale
Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000		9,218,543
3.950%, 11/09/22	2,190,000		2,168,817
Equifax, Inc. 7.000%, 07/01/37	4,421,000		5,324,324
The Goldman Sachs Group, Inc. 6.750%, 10/01/37	14,590,000		17,316,022
iStar, Inc. 3.125%, 09/15/22[1,4]	2,055,000		1,998,311
Jefferies Group LLC 5.125%, 01/20/23	8,800,000		9,147,184
JPMorgan Chase & Co.
4.125%, 12/15/26	14,350,000		14,168,749
4.250%, 11/02/18	7,360,000	NZD	5,010,503
JPMorgan Chase Bank, N.A. 1.650%, 09/23/19	8,457,000		8,328,923
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	18,500,000		18,289,105
4.582%, 12/10/25	20,972,000		20,558,021
Marsh & McLennan Cos., Inc. 5.875%, 08/01/33	8,295,000		9,772,326
MBIA Insurance Corp.
(3-Month LIBOR + 11.260%) 13.608%, 01/15/33[1,2]	525,000		267,750
Morgan Stanley
3.950%, 04/23/27	17,265,000		16,458,576
GMTN, 4.350%, 09/08/26	5,000,000		4,931,763
MTN, 4.100%, 05/22/23	12,910,000		12,959,295
MTN, 6.250%, 08/09/26	11,000,000		12,396,252
Mutual of Omaha Insurance Co. 6.800%, 06/15/36[1]	13,925,000		17,187,452

	Principal Amount†		Value
National City Bank of Indiana 4.250%, 07/01/18	$6,310,000		$6,310,000
National City Corp. 6.875%, 05/15/19	1,905,000		1,968,190
National Life Insurance Co. 10.500%, 09/15/39[1]	5,000,000		8,121,084
Navient Corp. 5.500%, 01/25/23	18,070,000		17,753,775
Old Republic International Corp. 4.875%, 10/01/24	4,915,000		5,095,350
The Penn Mutual Life Insurance Co. 7.625%, 06/15/40[1]	8,885,000		11,905,298
Quicken Loans, Inc.
5.250%, 01/15/28[1]	2,080,000		1,918,384
5.750%, 05/01/25[1]	1,815,000		1,776,486
Realty Income Corp. 5.750%, 01/15/21	2,125,000		2,237,707
Royal Bank of Canada (Canada)
Series GMTN 1.625%, 04/15/19	1,348,000		1,336,405
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		4,893,710
Societe Generale, S.A. (France)
4.750%, 11/24/25[1,3]	11,000,000		10,847,512
5.200%, 04/15/21[1]	7,000,000		7,327,903
Springleaf Finance Corp.
5.250%, 12/15/19[3]	12,890,000		13,051,125
8.250%, 10/01/23	10,865,000		11,897,175
Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		15,743,886
7.375%, 10/01/19	3,915,000		4,113,822
7.375%, 03/15/32	1,930,000		2,453,215
Total Financials			438,261,863
Industrials - 34.5%
America Movil SAB de CV (Mexico) 6.450%, 12/05/22	169,300,000	MXN	7,792,817
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/25	1,860,558		1,855,553
American Airlines 2016-1 Class B Pass Through Trust, Series B 5.250%, 01/15/24	20,360,101		20,767,303
American Airlines 2016-2 Class B Pass Through Trust 4.375%, 06/15/24[1]	21,625,000		21,397,937
American Airlines 2017-1B Class B Pass Through Trust, Series B 4.950%, 02/15/25	3,786,356		3,839,365
APL, Ltd. 8.000%, 01/15/24	250,000		243,125

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 34.5% (continued)
Apple, Inc.
1.100%, 08/02/19	$485,000	$478,138
1.550%, 02/07/20	2,180,000	2,139,201
1.800%, 05/11/20	18,480,000	18,166,879
ArcelorMittal (Luxembourg)
6.750%, 03/01/41[5]	11,065,000	12,491,500
7.000%, 10/15/39[5]	6,604,000	7,582,713
AT&T, Inc.
3.400%, 05/15/25	13,530,000	12,687,612
3.950%, 01/15/25	4,345,000	4,249,534
4.125%, 02/17/26	35,605,000	34,800,895
Booking Holdings, Inc.
0.900%, 09/15/21[3,4]	11,970,000	14,300,619
CenturyLink, Inc.
Series P, 7.600%, 09/15/39	9,335,000	7,748,050
Series S, 6.450%, 06/15/21	5,900,000	6,066,203
Chesapeake Energy Corp.
6.625%, 08/15/20	55,000	56,513
6.875%, 11/15/20	85,000	87,763
Choice Hotels International, Inc.
5.700%, 08/28/20[3]	11,900,000	12,286,750
Continental Airlines, Inc.
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	1,088	1,088
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	27,866	29,432
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	12,719,068	13,465,677
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	1,506,128	1,560,499
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,975,469
4.500%, 04/15/23	385,000	390,691
Corning, Inc.
6.850%, 03/01/29	9,142,000	10,986,502
Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	3,102,345
Cummins, Inc.
5.650%, 03/01/98	6,460,000	6,966,199
Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,434,780
8.100%, 07/15/36[1]	5,470,000	6,422,647
8.350%, 07/15/46[1]	2,990,000	3,600,913
Delta Air Lines, Inc.
2007-1 Class B Pass Through Trust
Series 071B
8.021%, 08/10/22	5,211,053	5,726,426
Devon Energy Corp.
3.250%, 05/15/22	5,256,000	5,166,745
Dillard’s, Inc.
7.000%, 12/01/28	225,000	243,680
Embarq Corp.
7.995%, 06/01/36	5,830,000	5,502,062

	Principal Amount†	Value
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	$2,325,000	$2,405,561
Enable Midstream Partners, L.P.
5.000%, 05/15/44[5]	2,725,000	2,413,759
Enbridge Energy Partners L.P.
7.375%, 10/15/45	1,870,000	2,379,232
Energy Transfer Partners L.P. / Regency Energy Finance Corp.
4.500%, 11/01/23	700,000	704,130
EnLink Midstream Partners L.P.
4.150%, 06/01/25	6,145,000	5,679,285
Enterprise Products Operating LLC
3.900%, 02/15/24[3]	6,400,000	6,408,530
4.050%, 02/15/22	2,219,000	2,257,875
ERAC USA Finance LLC
6.700%, 06/01/34[1]	1,250,000	1,501,000
7.000%, 10/15/37[1]	19,033,000	23,785,540
Foot Locker, Inc.
8.500%, 01/15/22	260,000	297,076
Ford Motor Co.
6.375%, 02/01/29	1,990,000	2,167,012
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	68,075,000	66,887,641
General Motors Co.
5.200%, 04/01/45	2,760,000	2,533,727
General Motors Financial Co., Inc.
5.250%, 03/01/26	9,680,000	10,030,706
Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,421,070
HCA, Inc.
4.500%, 02/15/27	3,040,000	2,861,400
7.500%, 11/06/33	75,000	78,938
Hewlett Packard Enterprise Co.
6.350%, 10/15/45[5]	2,243,000	2,215,804
International Business Machines Corp.
1.625%, 05/15/20	5,980,000	5,842,791
INVISTA Finance LLC
4.250%, 10/15/19[1]	14,000,000	13,982,500
Kinder Morgan Energy Partners, L.P.
3.500%, 09/01/23	6,685,000	6,495,614
4.150%, 03/01/22	5,620,000	5,680,757
4.150%, 02/01/24	14,000,000	13,932,800
5.300%, 09/15/20	1,415,000	1,467,654
5.800%, 03/01/21	4,320,000	4,555,792
KLA-Tencor Corp.
5.650%, 11/01/34	4,590,000	5,004,385
Macy’s Retail Holdings, Inc.
4.500%, 12/15/34	170,000	146,706
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1]	4,725,000	5,242,489
Masco Corp.
6.500%, 08/15/32	254,000	283,671

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 34.5% (continued)
Masco Corp.
7.125%, 03/15/20	$357,000	$378,140
7.750%, 08/01/29[3]	499,000	604,562
Methanex Corp. (Canada)
5.250%, 03/01/22	350,000	360,482
Microsoft Corp.
1.100%, 08/08/19	3,819,000	3,759,087
New Albertson’s, Inc.
7.450%, 08/01/29	3,195,000	2,587,950
7.750%, 06/15/26[3]	915,000	791,475
MTN, Series C, 6.625%, 06/01/28	1,015,000	781,550
Newell Brands, Inc.
4.000%, 12/01/24[3]	3,085,000	3,025,636
Noble Energy, Inc.
3.900%, 11/15/24	3,670,000	3,618,485
Nuance Communications, Inc.
1.000%, 12/15/35[4]	2,140,000	1,915,291
1.250%, 04/01/25[3,4]	1,585,000	1,490,074
1.500%, 11/01/35[4]	50,000	48,054
ONEOK Partners, L.P.
4.900%, 03/15/25	28,736,000	29,670,480
6.200%, 09/15/43	245,000	275,051
Owens Corning
7.000%, 12/01/36	2,715,000	3,145,100
Petrobras Global Finance BV (Netherlands)
5.625%, 05/20/43	580,000	471,760
PulteGroup, Inc.
6.000%, 02/15/35[3]	8,860,000	8,549,900
6.375%, 05/15/33	5,135,000	5,135,000
Qwest Capital Funding, Inc.
6.500%, 11/15/18	620,000	626,014
6.875%, 07/15/28	1,190,000	1,087,719
7.625%, 08/03/21	2,135,000	2,209,725
Qwest Corp.
6.875%, 09/15/33	6,161,000	5,776,888
7.250%, 09/15/25	1,185,000	1,266,194
7.250%, 10/15/35	2,165,000	2,111,235
Reliance Holding USA, Inc.
5.400%, 02/14/22[1]	3,250,000	3,374,205
Samsung Electronics Co., Ltd. (South Korea)
7.700%, 10/01/27[1]	2,200,000	2,488,803
Sealed Air Corp.
5.500%, 09/15/25[1]	1,580,000	1,623,450
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	4,665,000	4,445,745
6.375%, 11/15/33	3,530,000	3,477,050
Telefonica Emisiones SAU (Spain)
4.570%, 04/27/23	900,000	930,413
Telekom Malaysia Bhd (Malaysia)
7.875%, 08/01/25[1]	250,000	307,738
Time Warner Cable LLC
5.500%, 09/01/41	805,000	748,942

	Principal Amount†		Value
The Toro Co.
6.625%, 05/01/37	$6,810,000		$8,035,886
Transcontinental Gas Pipe Line Co. LLC
7.850%, 02/01/26	15,140,000		18,348,743
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 07/02/22	9,028,524		9,479,951
United Airlines 2014-1 Class A Pass Through Trust
Series A
4.000%, 04/11/26	7,696,057		7,715,297
United States Steel Corp.
6.650%, 06/01/37[3]	3,595,000		3,280,437
US Airways 2011-1 Class A Pass Through Trust
Series A
7.125%, 10/22/23	2,268,874		2,526,550
Vale Overseas, Ltd. (Brazil)
6.875%, 11/21/36	3,665,000		4,114,695
Verizon Communications, Inc.
3.500%, 11/01/24	27,900,000		26,985,712
4.862%, 08/21/46	25,890,000		24,739,759
Virgin Australia 2013-1A Trust (Australia)
5.000%, 10/23/23[1]	631,458		642,192
WestRock MWV LLC
7.550%, 03/01/47	970,000		1,258,023
Total Industrials			664,486,513
Utilities - 3.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)
7.250%, 08/01/18[1]	21,130,000		21,193,813
Bruce Mansfield Unit 1 2007 Pass Through Trust
6.850%, 06/01/34[6]	7,222,471		3,575,123
DCP Midstream Operating L.P.
6.450%, 11/03/36[1]	870,000		915,675
EDP Finance, B.V. (Netherlands)
4.900%, 10/01/19[1]	600,000		611,394
Empresa Nacional de Electricidad S.A. (Cayman Islands)
7.875%, 02/01/27	2,900,000		3,566,760
Enel Finance International N.V., EMTN (Netherlands)
5.750%, 09/14/40	210,000	GBP	350,572
6.000%, 10/07/39[1]	18,382,000		20,428,810
Mackinaw Power LLC
6.296%, 10/31/23[1]	3,633,807		3,767,624
Tenaga Nasional Bhd (Malaysia)
7.500%, 11/01/25[1]	2,000,000		2,398,157
Total Utilities			56,807,928
Total Corporate Bonds and Notes (Cost $1,098,460,723)			1,159,556,304

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Asset-Backed Securities - 3.6%
FAN Engine Securitization, Ltd.
Series 2013-1A, Class 1A
4.625%, 10/15/43[1]	$11,512,474	$11,380,080
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/21	3,889,224	3,887,855
Rise, Ltd. (Bermuda)
Series 2014-1, Class A
4.750%, 02/15/39[7,8]	13,057,972	12,862,102
Shenton Aircraft Investment I, Ltd.
Series 2015-1A, Class A
4.750%, 10/15/42[1]	36,083,232	36,697,513
Trinity Rail Leasing, L.P.
Series 2009-1A, Class A 6.657%, 11/16/39[1]	3,426,429	3,836,868
Series 2012-1A, Class A1 2.266%, 01/15/43[1]	1,515,324	1,474,635
Total Asset-Backed Securities (Cost $69,124,545)		70,139,053
Mortgage-Backed Security - 0.0%#
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class D 5.847%, 03/15/44[1,8] (Cost $398,152)	435,000	391,090
Municipal Bonds - 0.8%
Illinois State 5.100%, 06/01/33	1,070,000	1,012,605
Michigan Tobacco Settlement Finance Authority 7.309%, 06/01/34	2,600,000	2,654,990
Virginia Tobacco Settlement Financing Corp. 6.706%, 06/01/46	11,800,000	11,659,698
Total Municipal Bonds (Cost $14,845,864)		15,327,293
U.S. Government and Agency Obligations - 2.5%
Fannie Mae - 0.1%
FNMA,
3.000%, 07/01/27	1,540,990	1,541,010
6.000%, 07/01/29	1,107	1,218
Total Fannie Mae		1,542,228
Freddie Mac - 0.0%#
FHLMC Gold,
5.000%, 12/01/31	16,488	17,472
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes,
0.750%, 09/30/18[9]	46,000,000	45,859,994
Total U.S. Government and Agency Obligations (Cost $47,583,293)		47,419,694

	Principal Amount†		Value
Foreign Government Obligations - 5.4%
Brazilian Government International Bonds
8.500%, 01/05/24	$6,650,000		$1,579,391
10.250%, 01/10/28	5,750,000		1,523,626
Canadian When Issued Government Bond
0.750%, 09/01/20	15,225,000	CAD	11,290,924
European Investment Bank Bonds
0.000%, 03/10/21[9]	5,000,000	AUD	3,430,054
Mexican Bonos Bonds
Series M 7.750%, 05/29/31	49,000,000	MXN	2,491,419
Series M 8.000%, 12/07/23	122,500,000	MXN	6,256,488
Series M 20 7.500%, 06/03/27[3]	111,000,000	MXN	5,555,296
Series M 20 8.500%, 05/31/29	36,000,000	MXN	1,933,353
Series M 20 10.000%, 12/05/24	761,500,000	MXN	43,057,950
New Zealand Government Notes
Series 319
5.000%, 03/15/19	14,845,000	NZD	10,281,926
Norway Government Bonds
Series 473 4.500%, 05/22/19[1]	18,955,000	NOK	2,404,496
Series 474 3.750%, 05/25/21[1]	13,210,000	NOK	1,743,608
Saudi Government International Bond
2.375%, 10/26/21[1]	4,045,000		3,884,009
3.250%, 10/26/26[1]	8,995,000		8,426,912
Total Foreign Government Obligations (Cost $148,732,228)			103,859,452

	Shares
Common Stock - 0.1%
Industrials - 0.1%
Arconic, Inc. (Cost $4,641,618)	154,805		2,633,233
Preferred Stocks - 0.6%
Financials - 0.6%
Bank of America Corp., 6.38%[3]	20,000		512,200
Bank of America Corp., 7.25%[4]	7,808		9,763,904
Navient Corp., 6.00%[3]	41,250		898,425
Total Financials			11,174,529
Utilities - 0.0%#
Wisconsin Electric Power Co., 3.60%	3,946		359,086
Total Preferred Stocks (Cost $8,653,211)			11,533,615

	Principal Amount
Short-Term Investments - 27.2%
Joint Repurchase Agreements - 1.1%[10]
Bank of Montreal, dated 06/29/18, due 07/02/18, 2.030% total to be received $1,085,359 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 08/16/18 - 09/09/49, totaling $1,106,879)	$1,085,175		1,085,175

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 1.1% (continued)
Bank of Nova Scotia, dated 06/29/18, due 07/02/18, 2.120% total to be received $5,167,990 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.430%, 02/01/21 - 06/01/48, totaling $5,271,350)	$5,167,077	$5,167,077
Citibank N.A., dated 06/29/18, due 07/02/18, 2.120% total to be received $5,167,990 (collateralized by various U.S. Government Agency Obligations, 2.405% - 6.000%, 04/01/24 - 04/01/48, totaling $5,270,419)	5,167,077	5,167,077
Deutsche Bank Securities, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $5,167,990 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/27/18 - 09/06/44, totaling $5,270,419)	5,167,077	5,167,077
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $5,168,067 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/48, totaling $5,270,457)	5,167,077	5,167,077
Total Joint Repurchase Agreements		21,753,483

	Principal Amount	Value
U.S. Government Obligations - 24.4%
U.S. Treasury Bills, 0.217%, 07/12/18[9]	$25,000,000	$24,986,892
U.S. Treasury Bills, 1.219%, 08/30/18[9]	85,000,000	84,740,892
U.S. Treasury Bills, 1.358%, 11/01/18[9]	25,000,000	24,833,097
U.S. Treasury Bills, 1.417%, 11/08/18[9]	200,000,000	198,575,624
U.S. Treasury Bills, 1.424%, 09/06/18[9]	10,000,000	9,965,579
U.S. Treasury Bills, 1.530%, 11/15/18[9]	78,000,000	77,409,930
U.S. Treasury Bills, 1.724%, 09/20/18[9]	30,000,000	29,875,000
U.S. Treasury Bills, 1.799%, 04/25/19[9]	20,000,000	19,636,175
Total U.S. Government Obligations		470,023,189

	Shares
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[11]	32,868,549	32,868,549
Total Short-Term Investments (Cost $524,603,340)		524,645,221
Total Investments - 100.4% (Cost $1,917,042,974)		1,935,504,955
Other Assets, less Liabilities - (0.4)%		(7,773,628)
Net Assets - 100.0%		$1,927,731,327

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $283,352,095 or 14.7% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2018.
[3]	Some or all of these securities, amounting to $20,951,634 or 1.1% of net assets, were out on loan to various brokers.
[4]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2018, amounted to $29,516,253 or 1.5% of net assets.

[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[7]	Security’s value was determined by using significant unobservable inputs.
[8]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[9]	Represents yield to maturity at June 30, 2018.
[10]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[11]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXN	Mexico Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$1,159,556,304	—	$1,159,556,304
Asset-Backed Securities	—	57,276,951	$12,862,102	70,139,053
Mortgage-Backed Security	—	391,090	—	391,090
Municipal Bonds	—	15,327,293	—	15,327,293
U.S. Government and Agency Obligations†	—	47,419,694	—	47,419,694
Foreign Government Obligations	—	103,859,452	—	103,859,452
Common Stock††	$2,633,233	—	—	2,633,233
Preferred Stocks††	11,533,615	—	—	11,533,615
Short-Term Investments
Joint Repurchase Agreements	—	21,753,483	—	21,753,483
U.S. Government Obligations	—	470,023,189	—	470,023,189
Other Investment Companies	32,868,549	—	—	32,868,549

Total Investments in Securities	$47,035,397	$1,875,607,456	$12,862,102	$1,935,504,955

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2018:

Asset-Backed Securties
Balance as of December 31, 2017	$13,986,585
Accrued discounts (premiums)	(2,669)
Realized gain (loss)	(5,898)
Change in unrealized appreciation/depreciation	(117,018)
Purchases
Sales	(998,898)
Transfers in to Level 3
Transfers out of Level 3
Balance as of June 30, 2018	$12,862,102
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2018	$(129,449)

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	0.0	#
Bermuda	0.9
Brazil	0.5
Canada	1.1
Cayman Islands	2.9
France	1.3
Ireland	0.8
Luxembourg	2.2
Malaysia	0.2
Mexico	4.8
Netherlands	2.5
New Zealand	0.7
Norway	0.3
Saudi Arabia	0.9
South Korea	0.2
Spain	2.0
United Arab Emirates	1.5
United Kingdom	3.5
United States	73.7

	100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund
Fund Snapshots (unaudited)
June 30, 2018

PORTFOLIO BREAKDOWN

Category	%of Net Assets
Corporate Bonds and Notes	49.6
Foreign Government Obligations	39.6
U.S. Government and Agency Obligations	6.9
Asset-Backed Securities	0.6
Short-Term Investments[1]	4.1
Other Assets Less Liabilities[2]	(0.8)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	7.1
Aaa	10.9
Aa	13.7
A	15.5
Baa	40.6
Ba	7.9
B	2.6
N/R	1.7

[1]	Includes market value of fixed-income securities only.

TOP TEN HOLDINGS

Security Name	%of Net Assets
French Republic Government Bond OAT, 4.250%, 10/25/23 (France)	5.9
Indonesia Treasury Bonds, Series FR53, 8.250%, 07/15/21 (Indonesia)	3.2
South Africa Government Bond, Series R213, 7.000%, 02/28/31 (South Africa)	2.9
New Zealand Government, Bonds, 2.000%, 07/28/25 (New Zealand)	2.7
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22 (Venezuela)	2.2
U.S. Treasury Notes, 2.750%, 02/28/25	2.1
Singapore Government Bond, 2.625%, 05/01/28 (Singapore)	2.0
Union Andina de Cementos SAA, 5.875%, 10/30/21 (Peru)	2.0
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22 (Australia)	1.9
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (Chile)	1.9

Top Ten as a Group	26.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Principal Amount†		Value
Corporate Bonds and Notes - 49.6%
Financials - 16.6%
Banco Latinoamericano de Comercio Exterior, S.A. (Panama) 3.250%, 05/07/20[1]	$150,000		$148,125
Bank of America Corp. Series MTN 4.200%, 08/26/24	130,000		130,679
Barclays PLC (United Kingdom) 3.650%, 03/16/25	200,000		187,326
Citigroup, Inc. 4.400%, 06/10/25	75,000		74,590
Commerzbank AG (Germany) Series EMTN 4.000%, 03/23/26	40,000	EUR	49,343
Credit Agricole, S.A. (France) 7.500%, 07/28/25[2,3]	100,000	GBP	141,765
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia) 3.400%, 09/30/26[1]	60,000		56,141
HSBC Holdings PLC (United Kingdom) Series EMTN 5.750%, 12/20/27	55,000	GBP	85,704
International Bank for Reconstruction & Development Series MTN 2.500%, 03/12/20	160,000	AUD	118,822
JPMorgan Chase & Co.
3.900%, 07/15/25	50,000		49,812
3.875%, 02/01/24	25,000		25,165
Series X, 6.100%, 07/15/25[2,3]	65,000		67,119
The Korea Development Bank (South Korea) Series MTN 4.500%, 11/22/19	60,000	AUD	45,275
Lloyds Banking Group PLC (United Kingdom)
4.500%, 11/04/24	200,000		197,720
7.500%, 11/15/27[2,3]	70,000		71,085
Mid-America Apartments, L.P. 4.200%, 06/15/28	95,000		94,650
Old Republic International Corp. 4.875%, 10/01/24	100,000		103,669
Royal Bank of Scotland Group PLC (United Kingdom) 7.500%, 05/20/23[2,3]	200,000		203,900
Santander Holdings USA, Inc. 2.650%, 04/17/20	110,000		109,031
Societe Generale, S.A. (France) 6.750%, 07/28/25[2,3]	105,000	EUR	130,896
Ventas Realty LP 3.100%, 01/15/23	70,000		67,913
Total Financials			2,158,730

	Principal Amount†	Value
Industrials - 28.0%
Air Canada 2017-1 Class AA Pass Through Trust (Canada) 3.300%, 01/15/30[1]	$50,000	$48,049
Alfa, SAB de CV (Mexico) 5.250%, 03/25/24[1]	200,000	201,750
Alimentation Couche-Tard, Inc. (Canada) 3.550%, 07/26/27[1]	30,000	28,439
America Movil SAB de CV (Mexico) 6.450%, 12/05/22	4,000,000 MXN	184,119
Braskem Finance, Ltd. (Cayman Islands) 5.750%, 04/15/21[1]	200,000	206,502
Burlington Northern Santa Fe LLC 4.050%, 06/15/48	65,000	62,850
Corp. Nacional del Cobre de Chile (Chile) 4.500%, 09/16/25[1]	245,000	250,189
Covanta Holding Corp. 5.875%, 07/01/25	30,000	28,950
CSX Corp 3.800%, 03/01/28	70,000	68,198
CVS Health Corp 4.100%, 03/25/25	50,000	49,735
Delta Air Lines 2015-1 Class B Pass Through Trust
Series 15-1 4.250%, 07/30/23	58,391	58,256
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	70,000	70,954
Enbridge, Inc. (Canada) 2.900%, 07/15/22	25,000	24,282
Energy Transfer Partners L.P. 4.050%, 03/15/25	210,000	202,905
General Electric Co.
Series D 5.000%, 09/30/26[2,3]	246,000	242,310
General Motors Financial Co., Inc. 4.000%, 01/15/25	120,000	116,331
Glencore Finance Canada, Ltd. (Canada) 5.550%, 10/25/42[1,4]	115,000	115,005
Hyundai Capital America 2.750%, 09/27/26[1]	85,000	74,842
Intel Corp. 3.700%, 07/29/25	100,000	100,654
INVISTA Finance LLC 4.250%, 10/15/19[1]	130,000	129,837
Kinder Morgan Energy Partners L.P. 4.250%, 09/01/24	220,000	220,463
KT Corp. (South Korea) 2.500%, 07/18/26[1]	200,000	178,496

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 28.0% (continued)
Latam Airlines 2015-1 Pass Through Trust A (Chile) 4.200%, 11/15/27	$47,838		$45,246
Petrobras Global Finance BV (Netherlands) 4.375%, 05/20/23[5]	50,000		46,850
Petroleos Mexicanos (Mexico) Series 14-2 7.470%, 11/12/26	3,800,000	MXN	164,558
Southern Copper Corp. (Peru) 3.875%, 04/23/25	130,000		127,954
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36[5]	35,000		34,711
Union Andina de Cementos SAA (Peru) 5.875%, 10/30/21[1]	250,000		255,937
Walmart, Inc. 3.700%, 06/26/28	90,000		90,758
Whiting Petroleum Corp. 5.750%, 03/15/21	40,000		40,879
YPF, S.A. (Argentina) 8.500%, 07/28/25[1,5]	180,000		171,396
Total Industrials			3,641,405
Utilities - 5.0%
EDP Finance BV (Netherlands) 4.125%, 01/15/20[1]	200,000		201,636
Emgesa, S.A. ESP (Colombia) 8.750%, 01/25/21[1]	320,000,000	COP	114,122
Empresas Publicas de Medellin ESP (Colombia) 8.375%, 02/01/21[1]	390,000,000	COP	135,867
Enel Chile, S.A. (Chile) 4.875%, 06/12/28	20,000		20,122
Enel Finance International, N.V. (Netherlands) 1.375%, 06/01/26	100,000	EUR	113,252
Petrobras Global Finance BV (Netherlands) 5.999%, 01/27/28	35,000		31,675
Virginia Electric & Power Co. Series A 3.800%, 04/01/28[5]	40,000		39,768
Total Utilities			656,442
Total Corporate Bonds and Notes
(Cost $6,849,296)			6,456,577
Asset-Backed Security - 0.6%
Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[1] (Cost $70,868)	70,869		74,402

	Principal Amount†		Value
U.S. Government and Agency Obligations - 6.9%
Freddie Mac - 0.5%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K057, Class A2
2.570%, 07/25/26	$70,000		$66,448
U.S. Treasury Obligations - 6.4%
U.S. Treasury Inflation Indexed Bonds,
0.125%, 04/15/22	139,080		136,218
0.375%, 07/15/27	215,088		209,251
U.S. Treasury Notes,
2.375%, 01/31/23	210,000		206,866
2.750%, 02/28/25	280,000		279,005
Total U.S. Treasury Obligations			831,340
Total U.S. Government and Agency Obligations
(Cost $907,542)			897,788
Foreign Government Obligations - 39.6%
Argentine Republic Government International Bond
7.125%, 06/28/17	55,000	ARS	41,882
7.625%, 04/22/46	150,000	ARS	121,050
Australia Government Bond
Series 133
5.500%, 04/21/23	75,000	AUD	63,636
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/26	45,000,000	CLP	68,471
Brazil Notas do Tesouro Nacional Serie F, Notes
10.000%, 01/01/19	500,000	BRL	130,963
Canadian When Issued Government Bond
Series 2 0.500%, 03/01/22	320,000	CAD	230,439
Series 3 1.750%, 09/01/19	185,000	CAD	140,633
Corp. Andina de Fomento, Notes
4.375%, 06/15/22	280,000		289,657
Dominican Republic International, Bonds
8.625%, 04/20/27[1]	100,000		113,000
Export Development Canada
1.800%, 09/01/22	55,000	CAD	41,026
French Republic Government Bond OAT
4.250%, 10/25/23	530,000	EUR	763,000
Indonesia Government International Bonds
4.750%, 01/08/26[1]	200,000		202,697
Indonesia Treasury Bonds
Series FR53
8.250%, 07/15/21	5,835,000,000	IDR	414,035
Italy Buoni Poliennali Del Tesoro
5.000%, 03/01/22	90,000	EUR	118,270
Korea Treasury Bond
Series 2209
2.000%, 09/10/22	189,070,000	KRW	167,521

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government Obligations - 39.6% (continued)
Mexican Bonos Bonds
Series M 6.500%, 06/10/21	850,000	MXN	$41,434
Series M 8.000%, 12/07/23	1,600,000	MXN	81,717
New South Wales Treasury Corp., Bonds
Series 22 6.000%, 03/01/22	300,000	AUD	250,905
New Zealand Government, Bonds
2.000%, 07/28/25	460,000	NZD	348,107
Series 427 4.500%, 04/15/27	100,000	NZD	77,461
Republic of Poland Government Bond
Series 726 2.500%, 07/25/26	240,000	PLN	61,230
Romanian Government International Bond 2.875%, 05/26/28[1]	35,000	EUR	41,634
Singapore Government Bond 2.625%, 05/01/28	355,000	SGD	262,463
South Africa Government Bond
Series R213 7.000%, 02/28/31	6,235,000	ZAR	376,435
Spain Government Bonds
1.600%, 04/30/25[1]	95,000	EUR	116,903
4.400%, 10/31/23[1]	105,000	EUR	147,836
Thailand Government Bonds 2.125%, 12/17/26	5,000,000	THB	145,478
U.K. Gilt Bonds
2.000%, 09/07/25	130,000	GBP	181,785
4.000%, 03/07/22	50,000	GBP	73,597

	Principal Amount†		Value
Uruguay Government International Bonds 9.875%, 06/20/22[1]	1,040,000	UYU	$32,834
Total Foreign Government Obligations (Cost $5,403,939)			5,146,099
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 1.8%[6]
Nomura Securities International, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $231,076 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 07/15/18 -05/20/68, totaling $235,656)	$231,035		231,035

	Shares
Other Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.85%[7]	304,457		304,457
Total Short-Term Investments (Cost $535,492)			535,492
Total Investments - 100.8% (Cost $13,767,137)			13,110,358
Other Assets, less Liabilities - (0.8)%			(106,734)
Net Assets - 100.0%			$13,003,624

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2018, the value of these securities amounted to $3,045,639 or 23.4% of net assets.

[2]	Perpetuity Bond. The date shown is the final call date.
[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[5]	Some or all of these securities, amounting to $219,188 or 1.7% of net assets, were out on loan to various brokers.
[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN	European Medium Term Note
LP	Limited Partnership
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombia Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesia Rupiah
KRW	Korean Won
MXN	Mexico Peso
NZD	New Zealand Dollar
PLN	Poland Zloty
SGD	Singapore Dollar
THB	Thailand Baht
UYU	Uruguay Peso
ZAR	South Africa Rand

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

Open Forward Foreign Currency Contracts at June 30, 2018

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Value
British Pound	100,000	U.S. Dollar	134,439	09/19/18	CS	$(1,981)
Euro	1,633,000	U.S. Dollar	1,909,842	09/19/18	MS	9,004
Japanese Yen	231,875,000	U.S. Dollar	2,117,530	09/19/18	CS	(11,146)
South African Rand	950,000	U.S. Dollar	71,528	09/19/18	UBS	(3,007)
Swedish Krona	580,000	U.S. Dollar	66,602	09/19/18	UBS	(1,439)
U.S. Dollar	313,347	Australian Dollar	417,000	09/19/18	CS	4,669
U.S. Dollar	124,232	Brazilian Real	465,000	09/05/18	ML	5,123
U.S. Dollar	150,628	Canadian Dollar	195,000	09/19/18	HSBC	2,093
U.S. Dollar	122,992	Colombian Peso	352,710,000	09/19/18	CS	3,111
U.S. Dollar	343,817	Indonesia Rupiah	4,835,105,000	09/19/18	CS	10,106
U.S. Dollar	426,569	Mexican Peso	8,880,000	09/19/18	UBS	(14,846)
U.S. Dollar	352,110	New Zealand Dollar	500,000	09/19/18	CS	13,432
U.S. Dollar	418,903	South African Rand	5,555,000	09/19/18	UBS	18,233
U.S. Dollar	61,464	Swiss Franc	60,000	09/19/18	UBS	444

Total Forward Foreign Currency Contracts						$33,796

CS: Credit Suisse

HSBC: HSBC Securities Inc.

ML: Merrill Lynch

MS: Morgan Stanley

UBS: UBS Securities LLC

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$6,456,577	—	$6,456,577
Asset-Backed Security	—	74,402	—	74,402
U.S. Government and Agency Obligations†	—	897,788	—	897,788
Foreign Government Obligations	—	5,146,099	—	5,146,099
Short-Term Investments
Joint Repurchase Agreements	—	231,035	—	231,035
Other Investment Companies	$304,457	—	—	304,457

Total Investments in Securities	$304,457	$12,805,901	—	$13,110,358

Financial Derivative Instruments—Assets
Foreign Currency Exchange Contracts	—	$66,215	—	$66,215
Financial Derivative Instruments—Liabilities
Foreign Currency Exchange Contracts	—	(32,419)	—	(32,419)

Total Financial Derivative Instruments	—	$33,796	—	$33,796

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2018:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$66,215	Unrealized depreciation on foreign currency contracts	$32,419

For the six months ended June 30, 2018, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain	Statement of Operations Location	Change in Unrealized Gain/Loss
Foreign currency exchange contracts	Net realized gain on forward contracts	$8,785	Net change in unrealized appreciation/ depreciation on forward contracts	$(22,797)

Country	% of Long-Term Investments
Argentina	2.7
Australia	2.9
Brazil	1.0
Canada	5.0
Cayman Islands	1.6
Chile	3.1
Colombia	2.0
Dominican Republic	0.9
France	8.2
Germany	0.4
Indonesia	4.9
Italy	0.9
Mexico	5.4
Netherlands	3.7
New Zealand	3.4

Country	% of Long-Term Investments
Panama	1.2
Peru	3.0
Poland	0.5
Romania	0.3
Singapore	2.1
South Africa	3.0
South Korea	3.1
Spain	2.1
Thailand	1.2
United Kingdom	8.0
United States	26.8
Uruguay	0.3
Venezuela	2.3

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund
Fund Snapshots (unaudited)
June 30, 2018

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Information Technology	24.0
Health Care	23.8
Consumer Discretionary	15.0
Industrials	15.0
Financials	8.1
Consumer Staples	4.3
Energy	2.2
Materials	2.0
Telecommunication Services	1.2
Real Estate	0.1
Short-Term Investments[1]	13.6
Other Assets Less Liabilities[2]	(9.3)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.
[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	%of Net Assets
Pegasystems, Inc.	1.5
SiteOne Landscape Supply, Inc.	1.4
PRA Health Sciences, Inc.	1.4
Steven Madden, Ltd.	1.4
Supernus Pharmaceuticals, Inc.	1.3
Qualys, Inc.	1.3
Saia, Inc.	1.2
Banc of California, Inc.	1.2
Repligen Corp.	1.1
WNS Holdings, Ltd., ADR (India)	1.1

Top Ten as a Group	12.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 15.0%
ASGN, Inc.*	12,220	$955,482
At Home Group, Inc.*	25,075	981,686
Big Lots, Inc.[1]	11,572	483,478
Brinker International, Inc.[1]	2,300	109,480
Canada Goose Holdings, Inc. (Canada)*,1	14,577	857,856
Cavco Industries, Inc.*	1,185	246,065
Chegg, Inc.*,1	43,037	1,195,998
The Children’s Place, Inc.	2,802	338,482
Churchill Downs, Inc.	2,422	718,123
Cooper-Standard Holdings, Inc. *	4,116	537,838
Deckers Outdoor Corp.*	4,600	519,294
Dine Brands Global, Inc.[1]	6,200	463,760
Etsy, Inc. *	47,944	2,022,758
Five Below, Inc.*	6,458	631,011
Grand Canyon Education, Inc. *	16,159	1,803,506
Helen of Troy, Ltd.*	4,900	482,405
iRobot Corp.*,1	5,862	444,164
La-Z-Boy, Inc.	7,500	229,500
LCI Industries	6,076	547,751
LGI Homes, Inc.*,1	4,126	238,194
Libbey, Inc.[1]	30,195	245,485
Liberty Tax, Inc.	26,299	212,364
Live Nation Entertainment, Inc.*	8,508	413,234
Malibu Boats, Inc., Class A*	50,349	2,111,637
Marriott Vacations Worldwide Corp.	4,474	505,383
Nexstar Media Group, Inc., Class A1	10,607	778,554
Ollie’s Bargain Outlet Holdings, Inc.*	5,086	368,735
Penn National Gaming, Inc.*	16,600	557,594
PetMed Express, Inc.	10,400	458,120
Planet Fitness, Inc., Class A*	29,320	1,288,321
Roku, Inc.*,1	20,054	854,702
Scientific Games Corp. *	19,540	960,391
Shutterfly, Inc.*	9,967	897,329
SodaStream International, Ltd. (Israel)*	10,534	898,550
Sonic Corp.[1]	43,548	1,498,922
Sotheby’s*	8,300	451,022
Steven Madden, Ltd.	58,526	3,107,731
Strayer Education, Inc.	1,708	193,021
Tailored Brands, Inc.	7,679	195,968
Taylor Morrison Home Corp., Class A*	13,900	288,842
TopBuild Corp.*	18,445	1,444,981

	Shares	Value
Weight Watchers International, Inc. *	10,409	$1,052,350
World Wrestling Entertainment, Inc., Class A1	18,470	1,344,985
Total Consumer Discretionary		33,935,052
Consumer Staples - 4.3%
The Boston Beer Co., Inc., Class A*	2,300	689,310
Calavo Growers, Inc.[1]	24,349	2,341,156
The Chefs’ Warehouse, Inc.*	23,774	677,559
elf Beauty, Inc.*,1	65,628	1,000,171
Inter Parfums, Inc.	43,224	2,312,484
J&J Snack Foods Corp.	7,598	1,158,467
Medifast, Inc.	7,171	1,148,508
Turning Point Brands, Inc.	10,277	327,836
Total Consumer Staples		9,655,491
Energy - 2.2%
Abraxas Petroleum Corp.*	65,900	190,451
Cactus, Inc., Class A*	13,916	470,222
Callon Petroleum Co.*	59,562	639,696
Carrizo Oil & Gas, Inc.*	5,898	164,259
CVR Energy, Inc.	5,355	198,081
Denbury Resources, Inc.*	32,901	158,254
Extraction Oil & Gas, Inc.*	85,590	1,257,317
GasLog, Ltd. (Monaco)[1]	15,585	297,674
Pioneer Energy Services Corp.*	31,859	186,375
WildHorse Resource Development Corp.*	61,042	1,548,025
Total Energy		5,110,354
Financials - 8.1%
Banc of California, Inc.[1]	137,344	2,685,075
Cadence BanCorp	21,634	624,573
CenterState Bank Corp.	80,488	2,400,152
Encore Capital Group, Inc.*	3,656	133,810
Evercore, Inc., Class A	18,135	1,912,336
Hamilton Lane, Inc., Class A	14,200	681,174
Heritage Insurance Holdings, Inc.	13,006	216,810
Houlihan Lokey, Inc.	8,900	455,858
LegacyTexas Financial Group, Inc.	36,765	1,434,570
Moelis & Co., Class A	9,870	578,875
Primerica, Inc.	10,108	1,006,757
South State Corp.	7,407	638,854
Texas Capital Bancshares, Inc. *	13,943	1,275,784
Universal Insurance Holdings, Inc.	13,176	462,478
Veritex Holdings, Inc.*	40,117	1,246,435
Virtu Financial, Inc., Class A	3,600	95,580
Walker & Dunlop, Inc.	7,900	439,635

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.1% (continued)
Webster Financial Corp.	8,657	$551,451
Western Alliance Bancorp*	11,775	666,583
Wintrust Financial Corp.	6,455	561,908
WSFS Financial Corp.	3,300	175,890
Total Financials		18,244,588
Health Care - 23.8%
Acceleron Pharma, Inc.*	3,896	189,034
Addus HomeCare Corp.*	3,200	183,200
Adeptus Health, Inc.*,2,3	24,574	0
Agios Pharmaceuticals, Inc.*	8,019	675,440
Amicus Therapeutics, Inc. *,1	35,106	548,356
AnaptysBio, Inc.*	500	35,520
ANI Pharmaceuticals, Inc.*	4,100	273,880
Arena Pharmaceuticals, Inc.*	1,300	56,680
Array BioPharma, Inc.*,1	4,700	78,866
Audentes Therapeutics, Inc.*	11,195	427,761
BioTelemetry, Inc.*,1	24,615	1,107,675
Bluebird Bio, Inc.*	500	78,475
Blueprint Medicines Corp. *	7,896	501,238
Cambrex Corp.*	42,942	2,245,867
Cantel Medical Corp.	17,220	1,693,759
Catalent, Inc. *	17,566	735,840
Chemed Corp.	1,765	567,995
Clovis Oncology, Inc.*,1	1,000	45,470
Corcept Therapeutics, Inc.*,1	13,800	216,936
Cotiviti Holdings, Inc.*	32,677	1,442,036
CRISPR Therapeutics AG (Switzerland)*,1	4,744	278,757
Cutera, Inc.*	4,953	199,606
Depomed, Inc.*	54,409	362,908
Durect Corp.*	161,500	251,940
Emergent BioSolutions, Inc.*	5,258	265,476
Encompass Health Corp.	8,200	555,304
Exact Sciences Corp. *,1	13,607	813,563
FibroGen, Inc. *	15,434	966,168
Glaukos Corp.*,1	13,288	540,024
Global Blood Therapeutics, Inc.*	1,000	45,200
Globus Medical, Inc., Class A*	18,382	927,556
GW Pharmaceuticals PLC, ADR (United Kingdom)*	5,409	754,772
Haemonetics Corp. *	16,529	1,482,321
Halozyme Therapeutics, Inc. *	19,767	333,469
HealthEquity, Inc. *	20,179	1,515,443

	Shares	Value
ICU Medical, Inc. *	3,918	$1,150,521
Immunomedics, Inc.*	23,731	561,713
Innoviva, Inc. *,1	57,337	791,251
Inogen, Inc. *	11,584	2,158,447
Insmed, Inc. *	10,819	255,869
Insulet Corp. *	14,847	1,272,388
iRhythm Technologies, Inc.*	1,705	138,327
Ironwood Pharmaceuticals, Inc.*,1	3,100	59,272
Kura Oncology, Inc.*	11,255	204,841
LeMaitre Vascular, Inc.	35,837	1,199,823
LHC Group, Inc.*	2,500	213,975
Ligand Pharmaceuticals, Inc. *,1	5,701	1,181,076
Loxo Oncology, Inc. *	9,299	1,613,190
Madrigal Pharmaceuticals, Inc. *,1	1,678	469,320
Magellan Health, Inc.*	1,700	163,115
Medidata Solutions, Inc.*	21,150	1,703,844
Mirati Therapeutics, Inc.*	3,041	149,921
Molina Healthcare, Inc. *	11,366	1,113,186
Myovant Sciences, Ltd. (United Kingdom)*,1	12,330	281,987
Neogen Corp.*	12,640	1,013,602
PDL BioPharma, Inc.*	93,361	218,465
Penumbra, Inc. *	13,211	1,825,100
Portola Pharmaceuticals, Inc.*,1	1,300	49,101
PRA Health Sciences, Inc. *,1	33,583	3,135,309
Protagonist Therapeutics, Inc.*	12,682	85,223
Puma Biotechnology, Inc.*,1	1,000	59,150
Repligen Corp. *,1	53,111	2,498,341
Sage Therapeutics, Inc. *	6,955	1,088,666
Sarepta Therapeutics, Inc. *	9,522	1,258,618
Spark Therapeutics, Inc. *,1	9,592	793,834
Supernus Pharmaceuticals, Inc. *	49,920	2,987,712
Tabula Rasa HealthCare, Inc.*	26,280	1,677,452
Teladoc, Inc.*,1	7,705	447,275
Tenet Healthcare Corp.*	14,200	476,694
Tivity Health, Inc.*,1	8,300	292,160
Ultragenyx Pharmaceutical, Inc. *,1	11,959	919,288
Total Health Care		53,904,591
Industrials - 15.0%
Aerovironment, Inc.*	13,310	950,733
Air Lease Corp.	10,753	451,304
Applied Industrial Technologies, Inc.	5,100	357,765
ArcBest Corp.	10,200	466,140
Atlas Air Worldwide Holdings, Inc.*	10,919	782,892

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 15.0% (continued)
Axon Enterprise, Inc.*,1	23,637	$1,493,386
Brady Corp., Class A	3,400	131,070
BWX Technologies, Inc.	6,906	430,382
Chart Industries, Inc.*,1	4,765	293,905
Comfort Systems USA, Inc.	14,801	677,886
Curtiss-Wright Corp.	6,047	719,714
Deluxe Corp.	15,267	1,010,828
DXP Enterprises, Inc.*	7,567	289,059
EMCOR Group, Inc.	4,900	373,282
EnerSys	3,200	238,848
Generac Holdings, Inc.*	14,544	752,361
Harsco Corp.*	18,200	402,220
Herc Holdings, Inc.*	6,450	363,393
Hillenbrand, Inc.	9,000	424,350
Insperity, Inc.	11,793	1,123,283
Insteel Industries, Inc.	48,994	1,636,400
Interface, Inc.	31,743	728,502
Kadant, Inc.	3,800	365,370
Kennametal, Inc.	25,766	924,999
Knoll, Inc.	115,596	2,405,553
Marten Transport, Ltd.	59,044	1,384,582
MasTec, Inc.*	16,831	854,173
Mercury Systems, Inc.*,1	31,937	1,215,522
MSA Safety, Inc.	8,619	830,355
Proto Labs, Inc.*	10,584	1,258,967
Quad/Graphics, Inc.	16,947	353,006
RBC Bearings, Inc.*	2,741	353,068
Rush Enterprises, Inc., Class A*	12,742	552,748
Saia, Inc.*	34,325	2,775,176
SiteOne Landscape Supply, Inc.*,1	37,998	3,190,692
SP Plus Corp.*	6,600	245,520
Trex Co., Inc.*	13,767	861,677
TriNet Group, Inc.*	8,200	458,708
Vectrus, Inc.*	5,000	154,100
Wabash National Corp.	17,900	334,014
WageWorks, Inc.*	17,902	895,100
XPO Logistics, Inc.*	3,851	385,793
Total Industrials		33,896,826
Information Technology - 24.0%
2U, Inc.*	10,677	892,170
Advanced Energy Industries, Inc.*	10,102	586,825
Appfolio, Inc., Class A*	1,910	116,796

	Shares	Value
Appian Corp.*,1	9,191	$332,347
Aspen Technology, Inc.*	10,850	1,006,229
Blackbaud, Inc.	2,718	278,459
Box, Inc., Class A*	66,917	1,672,256
Cabot Microelectronics Corp.	15,907	1,710,957
Carbon Black, Inc.*	12,782	332,332
Cardtronics PLC, Class A (United Kingdom)*	17,700	427,986
Care.com, Inc.*	20,700	432,216
Cargurus, Inc.*	8,949	310,888
CEVA, Inc.*	23,969	723,864
Cimpress, N.V. (Netherlands)*	4,649	673,919
Cirrus Logic, Inc.*	4,728	181,224
Cision, Ltd.*	28,158	420,962
Coupa Software, Inc.*,1	22,567	1,404,570
Diodes, Inc.*	14,200	489,473
Ellie Mae, Inc.*,1	8,165	847,854
Entegris, Inc.	20,487	694,509
EPAM Systems, Inc.*	6,244	776,316
Everbridge, Inc.*	20,306	962,910
Everi Holdings, Inc.*	29,616	213,235
EVERTEC, Inc. (Puerto Rico)	21,500	469,775
Five9, Inc.*	32,197	1,113,051
GrubHub, Inc.*,1	7,531	790,078
The Hackett Group, Inc.	17,167	275,874
HubSpot, Inc.*	7,428	931,471
Insight Enterprises, Inc.*	9,800	479,514
Instructure, Inc.*	6,768	287,978
Integrated Device Technology, Inc.*	36,693	1,169,773
Littelfuse, Inc.	1,506	343,639
LogMeIn, Inc.	3,300	340,725
Lumentum Holdings, Inc.*,1	5,771	334,141
MAXIMUS, Inc.	32,117	1,994,787
MaxLinear, Inc.*	43,171	673,036
Methode Electronics, Inc.	8,800	354,640
Mimecast, Ltd.*	19,978	823,293
MINDBODY, Inc., Class A*	59,795	2,308,087
MKS Instruments, Inc.	5,328	509,890
Monolithic Power Systems, Inc.	9,653	1,290,317
New Relic, Inc.*	10,197	1,025,716
Okta, Inc.*	13,669	688,508
Paycom Software, Inc.*,1	8,265	816,830
Paylocity Holding Corp.*	17,741	1,044,235
Pegasystems, Inc.	62,390	3,418,972

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.0% (continued)
Progress Software Corp.	24,283	$942,666
Proofpoint, Inc.*	5,457	629,247
Qualys, Inc.*	34,186	2,881,880
RingCentral, Inc., Class A*	17,548	1,234,502
Rudolph Technologies, Inc.*	15,800	467,680
Science Applications International Corp.	5,200	420,836
ServiceSource International, Inc.*	42,600	167,844
Silicon Laboratories, Inc.*	7,842	781,063
SPS Commerce, Inc.*	6,900	507,012
Stamps.com, Inc.*	4,325	1,094,441
Syntel, Inc.*	17,900	574,411
Talend, S.A., ADR*	8,512	530,127
Tech Data Corp.*	4,100	336,692
The Trade Desk, Inc., Class A*,1	9,068	850,579
TTM Technologies, Inc.*,1	22,300	393,149
Twilio, Inc., Class A*	12,381	693,584
Virtusa Corp.*	9,300	452,724
Web.com Group, Inc.*	6,288	162,545
WNS Holdings, Ltd., ADR (India)*	46,563	2,429,657
Zendesk, Inc.*	18,440	1,004,795
Zscaler, Inc.*,1	20,082	717,931
Total Information Technology		54,245,992
Materials - 2.0%
Boise Cascade Co.	8,400	375,480
Louisiana-Pacific Corp.	43,207	1,176,094
Myers Industries, Inc.	4,800	92,160
Quaker Chemical Corp.	10,245	1,586,643
Stepan Co.	3,800	296,438
Trinseo, S.A.	8,602	610,312
Worthington Industries, Inc.	9,815	411,936
Total Materials		4,549,063
Real Estate - 0.1%
Marcus & Millichap, Inc.*	8,000	312,080
Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.	34,272	1,830,125
Vonage Holdings Corp.*	62,455	805,045
Total Telecommunication Services		2,635,170
Total Common Stocks (Cost $174,112,366)		216,489,207

	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Dyax Corp., CVR Expiration 04/15/27*,3,4 (Cost $0)	4,700	$0

	Principal Amount
Short-Term Investments - 13.6%
Joint Repurchase Agreements - 9.3%[5]
Cantor Fitzgerald Securities, Inc., dated 06/29/18, due 07/02/18, 2.080% total to be received $4,990,989 (collateralized by various U.S. Government Agency Obligations, 1.691% -8.500%, 07/25/18 - 06/15/53, totaling $5,089,926)	$4,990,124	4,990,124
Jefferies LLC, dated 06/29/18, due 07/02/18, 2.000% total to be received $4,990,956 (collateralized by various U.S. Treasuries, 0.000% - 2.375%, 07/05/18 - 09/09/49, totaling $5,089,926)	4,990,124	4,990,124
MUFG Securities America, Inc., dated 06/29/18, due 07/02/18, 2.120% total to be received $1,049,544 (collateralized by various U.S. Government Agency Obligations, 2.430% -6.000%, 02/01/21 - 10/15/58, totaling $1,070,346)	1,049,359	1,049,359
NBC Global Finance, Ltd., dated 06/29/18, due 07/02/18, 1.950% total to be received $4,990,935 (collateralized by various U.S. Treasuries, 0.000% - 3.625%, 01/31/20 -09/09/49, totaling $5,089,941)	4,990,124	4,990,124
State of Wisconsin Investment Board, dated 06/29/18, due 07/02/18, 2.300% total to be received $4,991,080 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 -02/15/48, totaling $5,089,964)	4,990,124	4,990,124
Total Joint Repurchase Agreements		21,009,855

	Shares
Other Investment Companies - 4.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.81%[6]	9,634,554	9,634,554
Total Short-Term Investments (Cost $30,644,409)		30,644,409
Total Investments - 109.3% (Cost $204,756,775)		247,133,616
Other Assets, less Liabilities - (9.3)%		(20,976,548)
Net Assets - 100.0%		$226,157,068

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $20,551,200 or 9.1% of net assets, were out on loan to various brokers.
[2]	Escrow shares
[3]	Security’s value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

CVR    Contingent Value Rights

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†, [1]	$216,489,207	—	$0	$216,489,207
Rights[1]	—	—	0	—
Short-Term Investments
Joint Repurchase Agreements	—	$21,009,855	—	21,009,855
Other Investment Companies	9,634,554	—	—	9,634,554

Total Investments in Securities	$226,123,761	$21,009,855	$0	$247,133,616

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

1 At June 30, 2018, the Level 3 common stocks and Rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2018

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:
Investments at Value* (including securities on loan valued at $20,951,634, $219,188, and $20,551,200, respectively)	$1,935,504,955	$13,110,358	$247,133,616
Cash	199,104	1,959	55
Foreign currency**	—	86,344	—
Receivable for investments sold	—	326,345	6,297,109
Dividend, interest and other receivables	16,638,562	175,618	88,741
Receivable for Fund shares sold	1,901,681	21,815	53,917
Receivable from affiliate	—	6,609	3,699
Unrealized appreciation on foreign currency contracts	—	66,215	—
Prepaid expenses and other assets	58,555	13,211	21,251
Total assets	1,954,302,857	13,808,474	253,598,388
Liabilities:
Payable upon return of securities loaned	21,753,483	231,035	21,009,855
Payable for investments purchased	—	469,244	6,036,881
Payable for Fund shares repurchased	3,042,213	21,273	80,761
Unrealized depreciation on foreign currency contracts	—	32,419	—
Accrued expenses:
Investment advisory and management fees	1,106,716	5,910	168,669
Administrative fees	238,629	1,612	28,112
Shareholder service fees	64,146	—	40,252
Professional fees	101,580	25,773	24,255
Trustee fees and expenses	19,583	136	1,964
Other	245,180	17,448	50,571
Total liabilities	26,571,530	804,850	27,441,320
Net Assets	$1,927,731,327	$13,003,624	$226,157,068
* Investments at cost	$1,917,042,974	$13,767,137	$204,756,775
** Foreign currency at cost	—	$85,517	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Net Assets Represent:
Paid-in capital	$1,891,915,530	$14,967,374	$160,134,757
Undistributed (distribution in excess of) net investment income	2,569,056	129,534	(642,260)
Accumulated net realized gain (loss) from investments	14,809,445	(1,468,333)	24,287,730
Net unrealized appreciation/depreciation of investments	18,437,296	(624,951)	42,376,841
Net Assets	$1,927,731,327	$13,003,624	$226,157,068
Class N:
Net Assets	$774,208,703	$13,003,624	$193,306,463
Shares outstanding	29,699,251	638,825	1,419,695
Net asset value, offering and redemption price per share	$26.07	$20.36	$136.16
Class I:
Net Assets	$1,153,522,624	—	$32,850,605
Shares outstanding	44,252,519	—	234,192
Net asset value, offering and redemption price per share	$26.07	—	$140.27

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)
For the six months ended June 30, 2018

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Investment Income:
Dividend income	$639,023	$1,275	$481,035
Interest income	39,502,500	286,570	—
Securities lending income	242,746	2,413	112,114
Miscellaneous income	61,606	339	129,909
Foreign withholding tax	(642)	(1,046)	—
Total investment income	40,445,233	289,551	723,058
Expenses:
Investment advisory and management fees	6,114,702	37,903	930,535
Administrative fees	1,467,529	10,337	155,089
Shareholder servicing fees—Class N	418,921	—	222,794
Reports to shareholders	108,036	2,493	9,971
Custodian fees	87,584	12,024	23,359
Professional fees	81,171	20,742	18,913
Trustee fees and expenses	62,450	443	6,210
Registration fees	40,543	12,390	18,833
Transfer agent fees	39,059	658	11,925
Miscellaneous	23,870	690	2,942
Repayment of prior reimbursements	682,393	—	—
Total expenses before offsets	9,126,258	97,680	1,400,571
Expense reimbursements	—	(36,347)	(30,118)
Expense reductions	—	—	(5,135)
Net expenses	9,126,258	61,333	1,365,318
Net investment income (loss)	31,318,975	228,218	(642,260)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	8,108,164	(2,578)	25,183,361
Net realized gain on forward contracts	—	8,785	—
Net realized loss on foreign currency transactions	(1,090,713)	(93,109)	—
Net change in unrealized appreciation/depreciation on investments	(75,556,726)	(577,695)	2,784,535
Net change in unrealized appreciation/depreciation on forward contracts	—	(22,797)	—
Net change in unrealized appreciation/depreciation on foreign currency translations	(17,578)	(2,325)	—
Net realized and unrealized gain (loss)	(68,556,853)	(689,719)	27,967,896
Net increase (decrease) in net assets resulting from operations	$(37,237,878)	$(461,501)	$27,325,636

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017

	AMG Managers Loomis Sayles Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]	June 30, 2018	December 31, 2017[1]
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$31,318,975	$68,281,589	$228,218	$532,996	$(642,260)	$(1,392,051)
Net realized gain (loss) on investments	7,017,451	15,239,846	(86,902)	(267,415)	25,183,361	35,304,296
Net change in unrealized appreciation/depreciation on investments	(75,574,304)	47,210,554	(602,817)	1,194,551	2,784,535	2,472,633
Net increase (decrease) in net assets resulting from operations	(37,237,878)	130,731,989	(461,501)	1,460,132	27,325,636	36,384,878
Distributions to Shareholders:
From net investment income:
Class N	(12,280,321)	(35,817,018)	—	—	—	—
Class I	(17,687,663)	(29,384,964)	—	—	—	—
From net realized gain on investments:
Class N	—	(5,570,672)	—	—	—	—
Class I	—	(5,898,523)	—	—	—	—
Total distributions to shareholders	(29,967,984)	(76,671,177)	—	—	—	—
Capital Share Transactions:[2]
Net decrease from capital share transactions	(3,898,518)	(61,236,003)	(609,346)	(2,819,407)	(1,640,807)	(35,567,687)
Total increase (decrease) in net assets	(71,104,380)	(7,175,191)	(1,070,847)	(1,359,275)	25,684,829	817,191
Net Assets:
Beginning of period	1,998,835,707	2,006,010,898	14,074,471	15,433,746	200,472,239	199,655,048
End of period	$1,927,731,327	$1,998,835,707	$13,003,624	$14,074,471	$226,157,068	$200,472,239
End of period undistributed (distribution in excess of) net investment income	$2,569,056	$1,218,065	$129,534	$(98,684)	$(642,260)	—

[1]	Effective February 27, 2017, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013[3]
Net Asset Value, Beginning of Period	$26.97	$26.24	$26.19	$27.88	$27.33	$27.93
Income (loss) from Investment Operations:
Net investment income[4,5]	0.41	0.91	0.95	0.74	0.80	0.92
Net realized and unrealized gain (loss) on investments	(0.91)	0.85	0.40	(1.34)	0.78	(0.63)
Total income (loss) from investment operations	(0.50)	1.76	1.35	(0.60)	1.58	0.29
Less Distributions to Shareholders from:
Net investment income	(0.40)	(0.87)	(0.96)	(0.71)	(0.85)	(0.89)
Net realized gain on investments	—	(0.16)	(0.34)	(0.38)	(0.18)	—
Total distributions to shareholders	(0.40)	(1.03)	(1.30)	(1.09)	(1.03)	(0.89)
Net Asset Value, End of Period	$26.07	$26.97	$26.24	$26.19	$27.88	$27.33
Total Return[5]	(1.88)%[6,7]	6.77%[7]	5.19%	(2.19)%	5.81%[7]	1.06%[7]
Ratio of net expenses to average net assets	0.99%[8]	0.99%	1.00%	0.99%	0.99%	1.01%[9]
Ratio of gross expenses to average net assets[10]	0.99%[8]	0.99%	1.02%	1.02%	1.02%	1.05%[9]
Ratio of net investment income to average net assets[5]	3.14%[8]	3.38%	3.52%	2.69%	2.85%	3.33%[9]
Portfolio turnover	1%[6]	4%	27%	10%	26%	19%
Net assets end of period (000’s) omitted	$774,209	$971,359	$1,234,229	$1,575,246	$1,947,536	$1,545,765

AMG Managers Loomis Sayles Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,				For the fiscal period ended December 31,
Class I	(unaudited)	2017	2016[2]	2015	2014	2013[11]
Net Asset Value, Beginning of Period	$26.97	$26.24	$26.19	$27.87	$27.33	$28.19
Income (loss) from Investment Operations:
Net investment income[4,5]	0.43	0.94	0.97	0.77	0.83	0.73
Net realized and unrealized gain (loss) on investments	(0.92)	0.85	0.40	(1.33)	0.77	(0.88)
Total income (loss) from investment operations	(0.49)	1.79	1.37	(0.56)	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.41)	(0.90)	(0.98)	(0.74)	(0.88)	(0.71)
Net realized gain on investments	—	(0.16)	(0.34)	(0.38)	(0.18)	—
Total distributions to shareholders	(0.41)	(1.06)	(1.32)	(1.12)	(1.06)	(0.71)
Net Asset Value, End of Period	$26.07	$26.97	$26.24	$26.19	$27.87	$27.33
Total Return[5,7]	(1.83)%[6]	6.87%	5.29%	(2.05)%	5.88%	(0.48)%[6]
Ratio of net expenses to average net assets	0.89%[8]	0.89%	0.90%	0.89%	0.89%	0.91%[8,9]
Ratio of gross expenses to average net assets[10]	0.89%[8]	0.89%	0.93%	0.92%	0.92%	0.95%[8,9]
Ratio of net investment income to average net assets[5]	3.24%[8]	3.48%	3.61%	2.79%	2.93%	3.53%[8,9]
Portfolio turnover	1%[6]	4%	27%	10%	26%	19%[6]
Net assets end of period (000’s) omitted	$1,153,523	$1,027,477	$771,782	$897,526	$1,061,280	$745,121

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Not annualized.
[7]	The total return is calculated using the published Net Asset Value as of period end.
[8]	Annualized.
[9]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for Class N and Class l, respectively.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Commencement of operations was on April 1, 2013.

AMG Managers Global Income Opportunity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$21.06	$19.05	$18.18	$19.68	$19.69	$20.56
Income (loss) from Investment Operations:
Net investment income[3,4]	0.34	0.75	0.72	0.65	0.57	0.51
Net realized and unrealized gain (loss) on investments	(1.04)	1.26	0.15	(1.87)	(0.21)	(0.80)
Total income (loss) from investment operations	(0.70)	2.01	0.87	(1.22)	0.36	(0.29)
Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.28)	(0.37)	(0.58)
Net Asset Value, End of Period	$20.36	$21.06	$19.05	$18.18	$19.68	$19.69
Total Return[4,5]	(3.33)%[6]	10.55%	4.79%	(6.22)%	1.84%	(1.40)%
Ratio of net expenses to average net assets	0.89%[7]	0.89%	0.89%	0.89%	0.89%	0.91%[8]
Ratio of gross expenses to average net assets[9]	1.42%[7]	1.39%	1.46%	1.29%	1.26%	1.23%[8]
Ratio of net investment income to average net assets[4]	3.31%[7]	3.71%	3.75%	3.36%	2.78%	2.49%[8]
Portfolio turnover	32%[6]	55%	34%	53%	56%	40%
Net assets end of period (000’s) omitted	$13,004	$14,074	$15,434	$32,141	$50,213	$48,295

[1]	Effective February 27, 2017, Class S was renamed Class N shares.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Special Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class N	(unaudited)	2017[1]	2016[2]	2015	2014	2013[3]
Net Asset Value, Beginning of Period	$119.45	$99.33	$87.84	$88.30	$87.24	$60.14
Income (loss) from Investment Operations:
Net investment loss[4,5]	(0.41)	(0.79)[6]	(0.43)[7]	(0.47)[8]	(0.72)	(0.52)[9]
Net realized and unrealized gain on investments	17.12	20.91	11.92	0.01	1.78	27.62
Total income (loss) from investment operations	16.71	20.12	11.49	(0.46)	1.06	27.10
Net Asset Value, End of Period	$136.16	$119.45	$99.33	$87.84	$88.30	$87.24
Total Return[5]	13.99%[10,11]	20.25%[11]	13.08%	(0.52)%	1.22%[11]	45.06%[11,12]
Ratio of net expenses to average net assets	1.36%[13,14]	1.36%[14]	1.36%	1.35%[14]	1.35%[14]	1.37%[14,15]
Ratio of gross expenses to average net assets[16]	1.39%[13]	1.41%	1.50%	1.51%	1.51%	1.52%[15]
Ratio of net investment loss to average net assets[5]	(0.66)%[13]	(0.73)%	(0.49)%	(0.51)%	(0.83)%	(0.71)%[15]
Portfolio turnover	53%[10]	81%	120%	116%	121%	129%
Net assets end of period (000’s) omitted	$193,306	$173,607	$180,008	$181,862	$205,362	$240,162

AMG Managers Special Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal years ended December 31,
Class I	(unaudited)	2017	2016[2]	2015	2014	2013
Net Asset Value, Beginning of Period	$122.90	$101.95	$89.92	$90.18	$88.87	$61.34
Income (loss) from Investment Operations:
Net investment loss[4,5]	(0.26)	(0.54)[6]	(0.22)[7]	(0.26)[8]	(0.51)	(0.34)[9]
Net realized and unrealized gain on investments	17.63	21.49	12.25	0.00 [17]	1.82	27.87
Total income (loss) from investment operations	17.37	20.95	12.03	(0.26)	1.31	27.53
Net Asset Value, End of Period	$140.27	$122.90	$101.95	$89.92	$90.18	$88.87
Total Return[5]	14.13%[10,11]	20.55%[11]	13.38%	(0.29)%	1.47%[11]	44.88%[11]
Ratio of net expenses to average net assets	1.11%[13,14]	1.11%[14]	1.11%	1.10%[14]	1.10%[14]	1.12%[14,15]
Ratio of gross expenses to average net assets[16]	1.14%[13]	1.16%	1.25%	1.26%	1.26%	1.27%[15]
Ratio of net investment loss to average net assets[5]	(0.41)%[13]	(0.48)%	(0.24)%	(0.27)%	(0.58)%	(0.46)%[15]
Portfolio turnover	53%[10]	81%	120%	116%	121%	129%
Net assets end of period (000’s) omitted	$32,851	$26,865	$19,647	$18,536	$18,917	$20,215

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	All Managers Class shares were renamed Service Class shares on April 1, 2013.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.84) and $(0.59) for Class N and Class I respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class N and Class I respectively.
[8]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for Class N and Class I, respectively.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for Class N and Class I, respectively.
[10]	Not annualized.
[11]	The total return is calculated using the published Net Asset Value as of period end.
[12]	The total return would have been 44.56% had the capital contribution of $851,162 not been included.
[13]	Annualized.
[14]	Includes reduction from broker recapture amounting to less than 0.01% for six months ended June 30, 2018 and the years ended 2017, 2015, 2014 and 2013.
[15]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.018% of average net assets for the Class N and Class I, respectively.
[16]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[17]	Less than $0.005 per share.

Notes to Financial Statements (unaudited)
June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Loomis Sayles Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares, which, both Bond and Special Equity previously offered Class S and Class I shares. Global Income Opportunity previously offered Class S shares. Effective Febraury 27, 2017, Class S shares were renamed Class N. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture was $5,135, which reduced the Fund’s expense ratio by less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to currency gains/losses, redesignation of dividends, capital loss carryforwards expired, contingent preferred debt instrument, and current year write-off of a net operating loss. Temporary differences are due to straddles, §1256 contracts, contingent preferred debt instruments, and wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Bond	$1,917,042,974	$87,330,252	$(68,868,271)	$18,461,981
Global Income Opportunity	13,767,137	262,468	(885,451)	(622,983)
Special Equity	204,756,775	47,463,335	(5,086,494)	42,376,841

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2017, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward

Notes to Financial Statements (continued)

for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017, the following Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term	Expires June 30,
Global Income Opportunity
(Pre-Enactment)	$1,033,512	—	2018
(Post-Enactment)	347,766	—	Unlimited

As of December 31, 2017, the Bond and Special Equity Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2108, the Fund had redemption fees amounting to $1,270, and for the fiscal year ended December 31, 2017, the Fund had redemption fees amounting to $856. This amount is netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended June 30, 2018 (unaudited) and the fiscal year ended December 31, 2017, the capital stock transactions by class for the Funds were as follows:

	Bond				Special Equity
	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	2,832,583	$75,405,110	5,668,532	$152,614,451	71,984	$9,588,668	66,509	$7,066,821
Reinvestment of distributions	444,803	11,754,663	1,453,735	39,098,655	—	—	—	—
Cost of shares repurchased	(9,594,962)	(254,705,062)	(18,132,901)	(489,153,758)	(105,674)	(13,425,128)	(425,258)	(45,599,506)

Net decrease	(6,317,576)	$(167,545,289)	(11,010,634)	$(297,440,652)	(33,690)	$(3,836,460)	(358,749)	$(38,532,685)

Class I:
Proceeds from sale of shares	10,692,141	$283,836,147	13,507,953	$365,791,317	33,957	$4,586,584	80,723	$9,052,722
Reinvestment of distributions	647,918	17,104,055	1,277,804	34,407,050	—	—	—	—
Cost of shares repurchased	(5,188,009)	(137,293,431)	(6,093,674)	(163,993,718)	(18,353)	(2,390,931)	(54,850)	(6,087,724)

Net increase	6,152,050	$163,646,771	8,692,083	$236,204,649	15,604	$2,195,653	25,873	$2,964,998

	Global Income Opportunity
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	95,848	$2,024,287	118,276	$2,383,354
Cost of shares repurchased	(125,192)	(2,633,633)	(260,356)	(5,202,761)

Net decrease	(29,344)	$(609,346)	(142,080)	$(2,819,407)

Notes to Financial Statements (continued)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2018, the market value of Repurchase Agreements outstanding for Bond, Global Income Opportunity and Special Equity was $21,753,483, $231,035 and $21,009,855, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Global Income Opportunity invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Fund’s investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.550%
Special Equity	0.900%

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, and waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity
Less than 1 year	—	$169,463	$350,274
Within 2 years	$83,742	84,212	152,907
Within 3 years	—	65,879	77,374

Total Amount Subject to Recoupment	$83,742	$319,554	$580,555

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Bond and Special Equity and for Class I of Bond, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Bond and Special Equity and Class I shares of Bond may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2018, were as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred
Bond
Class N	0.15%	0.10%
Class I	0.05%	—
Special Equity
Class N	0.25%	0.25%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2018, the Funds had no interfund loans outstanding.

For the six months ended June 30, 2018, Special Equity executed security transactions with other funds affiliated with Lord, Abbett & Co., LLC, one of the Fund’s subadvisers. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2018, are reflected in the following chart:

	Number of Transactions	Total Quantity	Cost/Proceeds
Purchases	3	4,256	$144,304
Sales*	1	22	3,630

*	Realized gain was $1,762.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Bond	$8,283,992	$87,043,698
Global Income Opportunity	2,060,615	2,387,565
Special Equity	106,265,099	110,271,673

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	—	$30,256,513
Global Income Opportunity	$2,202,661	2,294,427

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified

Notes to Financial Statements (continued)

for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at June 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Bond	$20,951,634	$21,753,483
Global Income Opportunity	219,188	231,035
Special Equity	20,551,200	21,009,855

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the

realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2018, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income Opportunity
Foreign Currency Exchange Contracts
Average notional value of contracts	$7,369,891

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2018, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non- U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to a master netting agreement as of June 30, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets	Financial
	Presented in the Statement	Instruments	Cash Collateral
Fund	of Assets and Liabilities	Collateral	Received	Net Amount
Bond
Bank of Montreal	$1,085,175	$1,085,175	—	—
Bank of Nova Scotia	5,167,077	5,167,077	—	—
Citibank N.A.	5,167,077	5,167,077	—	—
Deutsche Bank Securities, Inc.	5,167,077	5,167,077	—	—
State of Wisconsin Investment Board	5,167,077	5,167,077	—	—

Total	$21,753,483	$21,753,483	—	—

Global Income Opportunity Fund
Credit Suisse	$31,318	$13,127	—	$18,191
HSBC Securities Inc.	2,093	—	—	2,093
Merrill Lynch	5,123	—	—	5,123
Morgan Stanley	9,004	—	—	9,004
Nomura Securities International, Inc.	231,035	231,035	—	—
UBS Securities LLC	18,677	18,677	—	—

Total	$297,250	$262,839	—	$34,411

Special Equity
Cantor Fitzgerald Securities, Inc.	$4,990,124	$4,990,124	—	—
Jefferies LLC	4,990,124	4,990,124	—	—
MUFG Securities America, Inc.	1,049,359	1,049,359	—	—
NBC Global Finance, Ltd.	4,990,124	4,990,124	—	—
State of Wisconsin Investment Board	4,990,124	4,990,124	—	—

Total	$21,009,855	$21,009,855	—	—

	Net Amounts of Liabilities
	Presented in the Statement	Financial
	of Assets and Liabilities	Instruments		Net Amount
Global Income Opportunity Fund
Credit Suisse	$13,127	$13,127	—	—
UBS Securities LLC	19,292	18,677	—	$615

Total	$32,419	$31,804	—	$615

11. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the applicable Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, with respect to each applicable Subadviser, comparative performance information for an appropriate peer group of managed accounts, and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the

Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each

Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to or replacements of any Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadviser has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadviser with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadviser, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisers, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadviser’s Investment Strategy complements those utilized by the Fund’s other Subadvisers. In the course of their

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of each Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each applicable Subadviser’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadviser as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadviser. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to AMG Managers Special Equity Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds.

The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisers. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with a Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund or the portion of a Fund managed by the Subadvisers to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Special Equity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

discussion of the Fund’s performance, including its recent underperformance relative to the Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisers, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisers, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Loomis Sayles Bond Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, noting that Class N shares of the Fund ranked in the top decile relative to its Peer Group for all relevant periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2019, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadviser’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	45

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063018 SAR078

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: September 6, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: September 6, 2018